Principal changes in the scope of consolidation in 2020 and 2019	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Principal changes in the scope of consolidation in 2020 and 2019	Presentation of the financial statementsPrincipal changes in the scope of consolidation in 2021
Acquisition of Kymab
On April 8, 2021, Sanofi acquired the entire share capital of Kymab for an upfront payment of $1.1 billion (€973 million) and up to $350 million contingent upon reaching certain development milestones.
Sanofi elected to apply the optional test to identify concentration of fair value under paragraph B7A of IFRS 3. The transaction was accounted for as an asset acquisition given that the principal asset (the KY1005 project, currently in Phase II clinical development, and relating to the human monoclonal antibody OX40L, an essential regulator of the immune system) concentrates substantially all of the fair value of the acquired set of activities and assets.
Of the total acquisition price paid, €965 million was allocated to Other intangible assets in accordance with IAS 38. The difference between that amount and the acquisition price corresponds to the other assets acquired and liabilities assumed as part of the transaction.
The impact of this acquisition as reflected within the line item Acquisitions of consolidated undertakings and investments accounted for using the equity method in the consolidated statement of cash flows is a net cash outflow of €932 million.
Acquisition of Kiadis
On November 2, 2020, Sanofi and Kiadis, a biopharmaceutical company developing novel "off-the-shelf" natural killer (NK) cell therapies for patients with life-threatening diseases, entered into a definitive agreement whereby Sanofi was to make a public offer to acquire the entire share capital of Kiadis, i.e. 61 million shares, at a cash price of €5.45 per share.
The acquisition was approved unanimously by the Boards of Directors of Sanofi and Kiadis, and 95.03% of the share capital of Kiadis had been tendered into the offer as of April 16, 2021. As of the end of the post-closing acceptance period on April 29, 2021, Sanofi held 97.39% of the share capital of Kiadis, and launched a statutory public buy-out procedure in order to obtain 100% of the share capital.
Sanofi elected to apply the optional test to identify concentration of fair value under paragraph B7A of IFRS 3. The transaction was accounted for as an asset acquisition given that the principal asset (the K-NK technology platform) concentrates substantially all of the fair value of the acquired set of activities and assets.
Of the total acquisition price paid, €341 million was allocated to Other intangible assets in accordance with IAS 38. The difference between that amount and the acquisition price corresponds to the other assets acquired and liabilities assumed as part of the transaction.
The impact of this acquisition as reflected within the line item Acquisitions of consolidated undertakings and investments accounted for using the equity method in the consolidated statement of cash flows is a net cash outflow of €326 million.
Acquisition of Tidal
On April 9, 2021, Sanofi acquired Tidal Therapeutics, a privately owned, pre-clinical stage biotech company with a unique mRNA-based approach for in vivo reprogramming of immune cells. The new technology platform will expand Sanofi’s research capabilities in immuno-oncology and inflammatory diseases, and may have applicability to other disease areas as well.
Tidal Therapeutics was acquired for an upfront payment of $160 million (€136 million), and up to $310 million contingent upon reaching certain development milestones.
Sanofi elected to apply the optional test to identify concentration of fair value under paragraph B7A of IFRS 3. The transaction was accounted for as an asset acquisition given that the principal asset (the unique mRNA-based in vivo reprogramming technology) concentrates substantially all of the fair value of the acquired set of activities and assets.
Of the total acquisition price paid, €130 million was allocated to Other intangible assets in accordance with IAS 38. The difference between that amount and the acquisition price corresponds to the other assets acquired and liabilities assumed as part of the transaction.
The impact of this acquisition as reflected within the line item Acquisitions of consolidated undertakings and investments accounted for using the equity method in the consolidated statement of cash flows is a net cash outflow of €135 million.
Acquisition of Translate Bio
On August 3, 2021, Sanofi entered into a definitive agreement with Translate Bio, a clinical-stage mRNA therapeutics company, under which Sanofi was to acquire all outstanding shares of Translate Bio for $38 per share. The Sanofi and Translate Bio Boards of Directors unanimously approved the transaction.
The acquisition of Translate Bio by Sanofi was completed on September 14, 2021, with Sanofi holding the entire share capital of Translate Bio upon expiration of the squeeze-out procedure.
The provisional purchase price allocation, as presented in the table below, led to the recognition of goodwill of €2,179 million:

(€ million)	Fair value at acquisition date
Other intangible assets	396
Deferred tax liabilities	(93)
Other current and non-current assets and liabilities	174
Cash and cash equivalents	247
Shire contingent consideration liability (see Note D.18.)	(323)
Net assets of Translate Bio	401
Goodwill	2,179
Purchase price	2,580
The other intangible assets mainly comprise a messenger RNA technological platform applied to the development of vaccines and therapeutic agents.
Goodwill mainly represents the effects of expected future synergies and other benefits to be derived from the integration of Translate Bio into the Sanofi group, in particular by accelerating the delivery of development programs.
The goodwill generated on this acquisition did not give rise to any deduction for income tax purposes.
Translate Bio has no commercial operations, and has made a negative contribution of €72 million to Sanofi’s consolidated net income since the acquisition date.
Acquisition-related costs recognized in profit or loss in 2021 were mainly recorded within the line item Other operating expenses, and amounted to €13 million.
The impact of this acquisition as reflected within the line item Acquisitions of consolidated undertakings and investments accounted for using the equity method in the consolidated statement of cash flows is a net cash outflow of €2,333 million.
Under the terms of the collaboration agreement between Sanofi and Translate Bio as announced on June 23, 2020, Sanofi held an equity interest of approximately 5% in Translate Bio. As of the date when Sanofi obtained control of Translate Bio, that interest was remeasured at the purchase price of $38 per share. The change in fair value was recognized within Other comprehensive income, in accordance with paragraph 42 of IFRS 3 (see Note D.7.).
Acquisition of Kadmon
On September 8, 2021, Sanofi entered into a definitive merger agreement with Kadmon, a biopharmaceutical company that discovers, develops and markets transformative therapies for disease areas with significant unmet medical needs. Shareholders of Kadmon common stock received $9.50 per share in cash, representing a transaction valued at $1.9 billion on a fully-diluted basis. The Sanofi and Kadmon Boards of Directors unanimously approved the transaction.
The acquisition of Kadmon by Sanofi was completed on November 9, 2021, with Sanofi holding the entire share capital of Kadmon upon expiration of the squeeze-out procedure.
Sanofi elected to apply the optional test to identify concentration of fair value under paragraph B7A of IFRS 3. The transaction was therefore accounted for as an asset acquisition given that the principal asset (belumosudil, commercialized in the United States under the brand name Rezurock™) concentrates substantially all of the fair value of the acquired set of activities and assets.
Of the total acquisition price paid, €1,739 million was allocated to Other intangible assets in accordance with IAS 38. The difference between that amount and the acquisition price corresponds to the other assets acquired and liabilities assumed as part of the transaction.
The impact of this acquisition as reflected within the line item Acquisitions of consolidated undertakings and investments accounted for using the equity method in the consolidated statement of cash flows is a net cash outflow of €1,575 million.
Acquisition of Origimm
On December 3, 2021, Sanofi acquired the entire share capital of Origimm Biotechnology GmbH, a privately owned Austrian biotechnology company specializing in the discovery of virulent skin microbiome components and antigens from bacteria that cause skin diseases such as acne, for an upfront payment of €55 million and up to €95 million contingent upon reaching certain development and regulatory milestones.
Sanofi elected to apply the optional test to identify concentration of fair value under paragraph B7A of IFRS 3. The transaction was therefore accounted for as an asset acquisition given that the principal asset (the group of Propionibacterium acnes antigens) concentrates substantially all of the fair value of the acquired set of activities and assets.
Nearly €55 million of the acquisition price paid was allocated to Other intangible assets in accordance with IAS 38. The difference between that amount and the acquisition price corresponds to the other assets acquired and liabilities assumed as part of the transaction.
The impact of this acquisition as reflected within the line item Acquisitions of consolidated undertakings and investments accounted for using the equity method in the consolidated statement of cash flows for the year ended December 31, 2021 is a net cash outflow of €50 million.
Principal changes in the scope of consolidation in 2020 and 2019
D.2.1. Principal changes in the scope of consolidation in 2020
Acquisition of Principia
On August 17, 2020, Sanofi and Principia Biopharma Inc. (“Principia”), a late-stage biopharmaceutical company focused on developing treatments for autoimmune diseases, entered into a definitive agreement under which Sanofi was to acquire all the outstanding shares of Principia for $100 per share. The transaction was approved unanimously by the Boards of Directors of Sanofi and Principia. Sanofi's acquisition of Principia was completed on September 28, 2020, with Sanofi holding the entire share capital of Principia upon expiration of the squeeze-out procedure. The final purchase price allocation, as presented in the table below, led to the recognition of goodwill of €912 million:

(€ million)	Fair value at acquisition date
Other intangible assets	2,534
Other current and non-current assets and liabilities	(38)
Cash and cash equivalents	186
Net deferred tax position	(436)
Net assets of Principia	2,246
Goodwill	912
Purchase price	3,158
The other intangible assets mainly comprise:
•rilzabrutinib (PRN 1008), a molecule undergoing clinical trials for various indications in immuno-inflammatory diseases and rare blood disorders; and
•tolebrutinib (PRN 2246/SAR442168), a molecule currently undergoing clinical trials for the treatment of multiple sclerosis and other diseases of the central nervous system.
Goodwill represents (i) the pipeline of future products in pre-clinical research and development; (ii) the capacity to draw on a specialized structure to refresh the existing product portfolio; and (iii) the competencies of Principia staff.
The goodwill generated on this acquisition did not give rise to any deduction for income tax purposes.
No material adjustment was required on completion of the final purchase price allocation.
Acquisition of Synthorx
On December 9, 2019, Sanofi and Synthorx Inc. (“Synthorx”), a clinical-stage biotechnology company focused on prolonging and improving the lives of people suffering from cancer and autoimmune disorders, entered into a definitive agreement under which Sanofi was to acquire all of the outstanding shares of Synthorx for $68 per share. The transaction was unanimously approved by both the Sanofi and Synthorx Boards of Directors. On December 23, 2019, Sanofi launched a public tender offer to acquire all of the outstanding ordinary shares of Synthorx for $68 per share in cash, without interest and net of any applicable withholding taxes. The acquisition of Synthorx was completed on January 23, 2020, with Sanofi holding the entire share capital of Synthorx upon expiration of the squeeze-out procedure. The final purchase price allocation, as presented in the table below, led to the recognition of goodwill of €930 million:

(€ million)	Fair value at acquisition date
Other intangible assets	1,549
Other current and non-current assets and liabilities	36
Net deferred tax position	(269)
Net assets of Synthorx	1,316
Goodwill	930
Purchase price	2,246
The other intangible assets mainly comprise THOR-707, a molecule currently in Phase I clinical trials that stimulates T lymphocytes, and as such has potential as a cancer immunotherapy.
Goodwill represents (i) the pipeline of future products in pre-clinical research and development; (ii) the capacity to draw on a specialized structure to refresh the existing product portfolio; (iii) the competencies of Synthorx staff; (iv) benefits derived from the creation of new growth platforms; and (v) expected future synergies and other benefits from the combination of Synthorx and Sanofi.
The goodwill generated on this acquisition did not give rise to any deduction for income tax purposes.
No material adjustment was required on completion of the final purchase price allocation.
Transaction related to the equity-accounted investment in Regeneron
From the beginning of April 2014, Sanofi accounted for its investment in Regeneron using the equity method. As from that date, in accordance with the Investor Agreement as amended in early 2014, Sanofi had the right to designate a member of the Regeneron Board of Directors.
On May 29, 2020, Sanofi closed the transaction announced on May 25, 2020 involving the sale of its equity investment in Regeneron (with the exception of 400,000 shares), through (i) a registered public offering in the United States and internationally and (ii) a share repurchase by Regeneron. Sanofi divested 13 million shares of Regeneron common stock (of which 10.6 million were sold by Sanofi) through the public offering at a price of $515 per share, raising a total amount of $6,703 million; and Regeneron repurchased 9.8 million of its own shares of common stock directly from Sanofi for $5,000 million, at the offer price less a subscription discount ($509.85 per share). The total sale proceeds (before transaction-related costs) amounted to €10,575 million. At the same time, Sanofi as a result of this transaction lost the right to designate a member of the Regeneron Board of Directors under the amended Investor Agreement. Finally, as of May 29, 2020 Sanofi retained ownership of 400,000 Regeneron shares in order to continue to partially fund its commitments to invest in the development programs for cemiplimab (REGN2810) and dupilumab, in line with the 2018 Letter Agreement under which Sanofi is permitted to sell up to 1.4 million shares through the end of 2020. As of December 31, 2021, Sanofi had sold 779,320 Regeneron shares under that agreement. The number of Regeneron shares retained by Sanofi is 279,766 as of December 31, 2021 (see Note C.1.).
Sanofi’s equity investment in Regeneron was accounted for by the equity method until May 29, 2020. As of that date, the carrying amount of the investment was €3,668 million; that amount was reversed out on closing of the transaction. Before tax effects, the gain on the divestment amounted to €7,382 million, including (i) a gain of €318 million arising on the currency translation reserve associated with Regeneron, which was taken to profit or loss in accordance with IAS 21; (ii) the deduction of transaction-related costs of €64 million; and (iii) a gain of €157 million on the remeasurement of the 400,000 retained shares at their quoted market price as of May 29, 2020 ($612.81). In accordance with IFRS 9 (Financial Instruments), the retained shares were classified in the “Equity instruments at fair value through other comprehensive income” category on the transaction date, at a value of €221 million (see Note D.7.).
The tax charge arising on the transaction was €502 million.
Given the material impact of this transaction, and to facilitate users’ understanding of the financial statements, the pre-tax gain on this transaction is presented as a separate line item in the consolidated income statement, Gain on Regeneron investment arising from the transaction of May 29, 2020.
The net cash inflow from the transaction was €10,370 million, which (for the reason cited above) is presented as a separate line item in the consolidated statement of cash flows, Net proceeds from sale of Regeneron shares on May 29, 2020.
Sale of Seprafilm®
On November 27, 2019, Sanofi entered into a definitive agreement to sell Seprafilm® to Baxter. The sale was completed on February 14, 2020. Sanofi recognized a pre-tax gain of €129 million.
The impact of this sale, reflected in the line item Proceeds from disposals of property, plant and equipment, intangible assets and other non-current assets, net of tax within the consolidated statement of cash flows, was a net cash inflow before tax of €311 million.
D.2.2. Principal changes in the scope of consolidation in 2019
The impacts of the acquisitions carried out in 2019 were not material to the Sanofi consolidated financial statements, and Sanofi did not divest any material operations or companies during the year.